Property, Equipment and Software, Net (Details) - Schedule of Property, Equipment and Software Net - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property, equipment and software, Gross	¥ 11,888	¥ 11,974
Less: accumulated depreciation and amortization	(10,776)	(10,862)
impairment	(1,112)	(1,112)
Property, equipment and software, net
Furniture and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software, Gross	5,531	5,617
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software, Gross	222	222
Software [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software, Gross	1,466	1,466
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software, Gross	¥ 4,669	¥ 4,669